Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000129654
Average Annual Return [Line Items]
Average Annual Return, Percent	11.76%	4.14%	5.93%
Without Sales Load [Member] | C000129655
Average Annual Return [Line Items]
Average Annual Return, Percent	11.58%	3.90%	5.67%
Without Sales Load [Member] | C000169038
Average Annual Return [Line Items]
Average Annual Return, Percent	11.92%	4.30%	6.07%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	1.70%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	4.59%	5.47%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	4.59%	5.47%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%	4.59%	5.47%